WCM Focused ESG International Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.1%
	ARGENTINA — 1.9%
12	MercadoLibre, Inc.*	$21,354
	CANADA — 2.3%
235	Intact Financial Corp.	25,911
	CHINA — 7.5%
131	Alibaba Group Holding Ltd. - ADR*	33,252
555	Tencent Holdings Ltd.	49,452
		82,704
	DENMARK — 3.7%
429	Novo Nordisk A/S - Class B	29,888
189	Novozymes A/S - Class B	11,343
		41,231
	GERMANY — 3.8%
86	adidas A.G.*	27,270
94	Delivery Hero S.E.*,1	14,278
		41,548
	HONG KONG — 5.1%
4,680	AIA Group Ltd.	56,425
	INDIA — 2.1%
327	HDFC Bank Ltd. - ADR*	23,577
	INDONESIA — 2.1%
104,300	Telkom Indonesia Persero Tbk P.T.	23,052
	IRELAND — 8.2%
188	Accenture PLC - Class A	45,481
225	Aon PLC - Class A	45,698
		91,179
	JAPAN — 4.7%
74	Cosmos Pharmaceutical Corp.	11,283
795	Subaru Corp.	15,272
555	Unicharm Corp.	24,891
		51,446
	MEXICO — 1.9%
2,085	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	21,014

WCM Focused ESG International Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 2.6%
3	Adyen N.V.*,1	$6,267
41	ASML Holding N.V.	21,901
		28,168
	PERU — 2.9%
216	Credicorp Ltd.	32,471
	SINGAPORE — 3.0%
1,913	United Overseas Bank Ltd.	33,611
	SWEDEN — 4.9%
224	Atlas Copco A.B. - A Shares	12,153
1,558	Lundin Energy A.B.	42,320
		54,473
	SWITZERLAND — 2.6%
403	Alcon, Inc.*	28,899
	TAIWAN — 6.7%
612	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	74,370
	UNITED KINGDOM — 19.2%
1,023	AstraZeneca PLC - ADR	51,764
2,611	Barratt Developments PLC*	22,737
1,805	Compass Group PLC*	32,240
1,813	Mondi PLC	42,693
648	Unilever PLC - ADR	37,804
433	Wizz Air Holdings PLC*,1	25,835
		213,073
	UNITED STATES — 11.6%
125	American Tower Corp. - REIT	28,420
31	Equinix, Inc. - REIT	22,939
74	Mastercard, Inc. - Class A	23,405
64	Thermo Fisher Scientific, Inc.	32,621
112	Visa, Inc. - Class A	21,644
		129,029
	VIETNAM — 2.3%
5,684	Vietnam Dairy Products JSC	25,270
	TOTAL COMMON STOCKS
	(Cost $862,877)	1,098,805

WCM Focused ESG International Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 1.7%
465	iShares MSCI India ETF - ETF	$18,200
	Exchange-Traded Funds
	(Cost $12,014)	18,200

Principal Amount
	SHORT-TERM INVESTMENTS — 3.3%
$36,998	UMB Money Market II Special, 0.01%[2]	36,998
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $36,998)	36,998
	TOTAL INVESTMENTS — 104.1%
	(Cost $911,889)	1,154,003
	Liabilities in Excess of Other Assets — (4.1)%	(45,630)
	TOTAL NET ASSETS — 100.0%	$1,108,373

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
JSC – Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $46,380, which represents 4.18% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.